UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Municipal Money
Market Fund, Inc.

ANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Important Tax Information
31	Board Members Information
34	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Money Market Fund, Inc., covering the 12-month period from June 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently fell due to renewed economic concerns stemming from harsh winter weather and volatility in overseas markets. Meanwhile, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this stimulative environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through May 31, 2014, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2014, Dreyfus Municipal Money Market Fund, Inc. produced a yield of 0.00%.Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

Despite mounting evidence of a sustained U.S. economic recovery, the overnight federal funds rate was left unchanged near historical lows, and tax-exempt money market yields also remained low throughout the reporting period.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

If we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term, interest-rate trends and future supply-and-demand considerations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

A Sustained Economic Recovery Gained Traction

While yields of municipal money market securities remained anchored throughout the reporting period by an unchanged federal funds rate between 0% and 0.25%, long-term bond yields climbed sharply in June 2013 after the Federal Reserve Board (the “Fed”) announced its intention to begin reducing its quantitative easing program sooner than expected. Long-term rates generally stabilized over the summer of 2013, but evidence of an accelerating economic recovery and the Fed’s decision in December to begin the tapering process drove yields of 10-year U.S.Treasury securities above 3% by year end. However, economic and political instability in the world’s emerging markets and unusually severe winter weather in the United States caused longer term bond yields to moderate over the first quarter of 2014. Indeed, U.S. GDP contracted at an annualized 1.0% rate during the first quarter even as the unemployment rate continued to decline, but April and May brought evidence that the economic recovery had resumed in warmer weather.

The municipal money markets also were influenced by supply-and-demand factors. Demand remained strong for a limited supply of tax-exempt securities, including from nontraditional buyers, such as intermediate bond funds and taxable money market funds seeking attractive tax-exempt yields compared to similar maturity taxable securities. However, individual investors remained focused on longer term municipal bonds with higher yields. In this environment, yields of high-quality, one-year municipal notes remained low, and rates on variable rate demand notes (“VRDNs”) stayed in a narrow range amid steady demand from both tax-exempt and taxable money market funds seeking to comply with more stringent liquidity requirements.

Despite well publicized fiscal problems facing the city of Detroit and Puerto Rico, municipal credit quality generally continued to improve as higher tax revenues enabled most states to achieve budget surpluses and replenish reserves.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to narrow yield differences along the tax-exempt money market’s maturity range. Ongoing uncertainty regarding potential changes to the regulations governing money market funds also contributed to relatively cautious investment postures.The fund was no exception, as we generally maintained its weighted average maturity in a position that was consistent with industry averages.

As always, well-researched credit selection remained paramount.We have continued to favor state general obligation bonds; essential service revenue bonds backed by water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.

Short-Term Rates Likely to Stay Low

The Fed made several modest cuts in its monthly bond purchases over the reporting period, marking the start of what is expected to be a series of measured reductions in its quantitative easing program. However, the Fed also has made clear that short-term interest rates are likely to remain near current levels over the remainder of 2014. Consequently, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 16, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

Expenses paid per $1,000†	$.70
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

Expenses paid per $1,000†	$.71
Ending value (after expenses)	$1,024.23

† Expenses are equal to the fund’s annualized expense ratio of .14%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2014

Short-Term	Coupon	Maturity	Principal
Investments—100.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—2.5%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.06	6/2/14	3,400,000	[a]	3,400,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.07	6/2/14	4,000,000	[a]	4,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.11	6/7/14	4,000,000	[a]	4,000,000
California—3.1%
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)	0.11	6/7/14	3,315,000	[a]	3,315,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors, Inc.
Project) (LOC; Comerica Bank)	0.11	6/7/14	2,295,000	[a]	2,295,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Union Bank NA)	0.11	6/7/14	5,730,000	[a]	5,730,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc. Project)
(LOC; Comerica Bank)	0.11	6/7/14	2,695,000	[a]	2,695,000
Colorado—1.7%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129 X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.13	6/7/14	2,500,000	[a,b,c]	2,500,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.08	6/7/14	5,000,000	[a,b,c]	5,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut—.1%
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; TD Bank)	0.23	6/7/14	560,000	[a]	560,000
District of Columbia—.1%
Metropolitan Washington
Airports Authority,
Airport System Revenue	5.50	10/1/14	515,000		524,057
Florida—10.2%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.10	6/7/14	7,200,000	[a,b,c]	7,200,000
Broward County Housing Finance
Authority, MFHR (Cypress
Grove Apartments Project)
(LOC; FNMA)	0.10	6/7/14	19,700,000	[a]	19,700,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health System)	0.12	7/17/14	7,905,000		7,905,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.34	6/7/14	4,000,000	[a]	4,000,000
Orange County Health Facilities
Authority, HR (Orlando Regional
Healthcare System) (LOC; Branch
Banking and Trust Co.)	0.07	6/7/14	2,500,000	[a]	2,500,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.22	6/7/14	2,070,000	[a]	2,070,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.13	8/22/14	3,000,000		3,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia—2.3%
Fulton County Development
Authority, Revenue (King’s
Ridge Christian School Project)
(LOC; Branch Banking
and Trust Co.)	0.07	6/7/14	8,900,000	[a]	8,900,000
Macon County Development
Authority, IDR (Swartz Ag, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.12	6/7/14	1,670,000	[a]	1,670,000
Illinois—4.6%
Channahon,
Revenue (Morris Hospital)
(LOC; U.S. Bank NA)	0.06	6/7/14	6,655,000	[a]	6,655,000
Deutsche Bank Spears/Lifers Trust
(Series DB-483) (Northern
Illinois Municipal Power Agency,
Power Project Revenue (Prairie
State Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.08	6/7/14	6,905,000	[a,b,c]	6,905,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.08	6/7/14	7,370,000	[a]	7,370,000
Indiana—2.3%
Noblesville,
EDR (GreyStone Apartments
Project) (LOC; Bank of America)	0.17	6/7/14	10,640,000	[a]	10,640,000
Iowa—2.4%
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	0.11	6/7/14	11,000,000	[a]	11,000,000
Louisiana—3.0%
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals—Geismar Project)
(LOC; FHLB)	0.07	6/7/14	9,000,000	[a]	9,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana (continued)
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.06	6/7/14	4,500,000	[a]	4,500,000
Maryland—1.3%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.13	6/7/14	800,000	[a]	800,000
Montgomery County,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.10	7/9/14	5,000,000		5,000,000
Massachusetts—.6%
Massachusetts,
Special Obligation Notes
(Senior Federal Highway Grant
Anticipation Note Program)	4.00	12/15/14	250,000		255,067
Massachusetts Development Finance
Agency, Revenue (New Bedford
Waste Issue) (LOC; U.S. Bank NA)	0.08	6/7/14	2,500,000	[a]	2,500,000
Michigan—.4%
Michigan Finance Authority,
HR (Catholic Health East
Trinity Health Credit Group)	0.12	6/2/14	1,850,000		1,850,000
Mississippi—2.0%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron
U.S.A. Inc. Project)	0.06	6/2/14	3,600,000	[a]	3,600,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron
U.S.A. Inc. Project)	0.06	6/2/14	5,375,000	[a]	5,375,000
Missouri—2.0%
Kansas City,
Special Obligation Revenue,
Refunding (Chouteau I-35 Project)
(LOC; JPMorgan Chase Bank)	0.06	6/7/14	4,650,000	[a]	4,650,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri (continued)
Saint Louis,
Airport Revenue, Refunding
(Lambert-Saint Louis International
Airport) (Spears Trust Series
DB-161) (Liquidity Facility;
Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.08	6/7/14	4,495,000	[a,b,c]	4,495,000
Nevada—2.2%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	2,000,000		2,002,704
Clark County,
IDR (Southwest Gas Corporation
Project) (LOC; JPMorgan
Chase Bank)	0.10	6/7/14	8,000,000	[a]	8,000,000
New Jersey—1.4%
Monroe Township,
GO Notes, BAN	1.00	2/6/15	4,000,000		4,020,767
Stafford Township,
GO Notes, BAN (General
Improvement and
Water/Sewer Utility)	1.00	5/18/15	2,500,000		2,515,790
New Mexico—.6%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue, Refunding	4.00	6/15/14	2,580,000		2,584,061
New York—2.2%
Chappaqua Central School District,
GO Notes, TAN	1.00	6/27/14	4,000,000		4,001,413
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	4,000,000		4,004,012
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges
and Tunnels) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.09	6/2/14	2,100,000	[a]	2,100,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina—2.1%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (The
Raleigh School Project) (LOC;
Branch Banking and Trust Co.)	0.08	6/7/14	2,970,000	[a]	2,970,000
North Carolina Capital Facilities
Finance Agency, Revenue
(Montessori Children’s Center,
Inc.) (LOC; Bank of America)	0.12	6/7/14	1,650,000	[a]	1,650,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield
Episcopal Retirement
Community) (LOC; Branch
Banking and Trust Co.)	0.06	6/7/14	5,035,000	[a]	5,035,000
Ohio—3.6%
Cuyahoga County,
IDR (King Nut Project)
(LOC; PNC Bank NA)	0.11	6/7/14	1,840,000	[a]	1,840,000
Cuyahoga County,
IDR (King Nut Project)
(LOC; PNC Bank NA)	0.11	6/7/14	1,805,000	[a]	1,805,000
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
Refunding Notes	1.25	10/15/14	5,500,000		5,519,407
Union Township,
GO Notes, BAN
(Various Purpose)	1.50	9/10/14	7,000,000		7,020,239
Pennsylvania—11.9%
Deutsche Bank Spears/Lifers
Trust (Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	6/7/14	9,900,000	[a,b,c]	9,900,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wells Fargo Bank)	0.26	6/7/14	1,000,000	[a]	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.11	6/7/14	1,200,000	[a]	1,200,000
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products, Inc. Project)
(LOC; M&T Trust)	0.36	6/7/14	960,000	[a]	960,000
Luzerne County Industrial
Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.26	6/7/14	1,000,000	[a]	1,000,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program)
(LOC; M&T Trust)	0.11	6/7/14	2,630,000	[a]	2,630,000
North Penn Water Authority,
Water Revenue
(LOC; U.S. Bank NA)	0.06	6/7/14	11,700,000	[a]	11,700,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.21	6/7/14	11,800,000	[a]	11,800,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project)
(LOC; Bank of America)	0.16	6/7/14	4,850,000	[a]	4,850,000
RBC Municipal Products Inc. Trust
(Series E-29) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal Bank of
Canada and LOC; Royal
Bank of Canada)	0.06	6/7/14	7,000,000	[a,b,c]	7,000,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
York County Industrial Development
Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Trust)	0.31	6/7/14	1,055,000	[a]	1,055,000
York County Industrial Development
Authority, Revenue (York
Sheet Metal, Inc. Project)
(LOC; M&T Trust)	0.33	6/7/14	1,125,000	[a]	1,125,000
Tennessee—9.6%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.06	6/7/14	13,875,000	[a]	13,875,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of America)	0.09	6/7/14	7,550,000	[a]	7,550,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.10	8/5/14	5,000,000		5,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility:
California Public Employees’
Retirement System, California
State Teachers Retirement
System and State Street Bank
and Trust Co.)	0.08	6/5/14	5,000,000		5,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.08	6/7/14	5,900,000	[a]	5,900,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.12	6/4/14	6,127,000		6,127,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas—18.9%
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.08	6/17/14	5,000,000		5,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.12	7/24/14	9,100,000		9,100,000
Garland,
Electric Utility System Revenue, CP
(LOC; Wells Fargo Bank)	0.11	6/17/14	5,000,000		5,000,000
Harris County Cultural Education
Facilities Finance Corporation,
Medical Facilities Mortgage Revenue,
Refunding (Baylor College of
Medicine) (LOC; Barclays Bank PLC)	0.06	6/7/14	6,200,000	[a]	6,200,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.60	7/15/14	8,400,000		8,400,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.35	7/31/14	5,000,000		5,000,000
Richardson,
Combination Tax and Revenue
Certificates of Obligation	0.75	2/15/15	2,435,000		2,444,766
Tarrant County Health Facilities
Development Corporation, HR
(Cook Children’s Medical
Center Project)	5.00	12/1/14	785,000		803,771
Texas,
TRAN	2.00	8/28/14	15,300,000		15,367,300

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Texas Public Finance Authority,
CP	0.10	7/10/14	8,000,000		8,000,000
University of Texas System Board
of Regents, Financing System
Revenue, Refunding	0.05	6/7/14	20,000,000	[a]	20,000,000
Utah—1.5%
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.11	11/7/14	5,000,000		5,000,000
Salt Lake and Sandy Metropolitan
Water District, Water Revenue	5.00	7/1/14	2,000,000		2,007,941
Virginia—2.7%
Alexandria Industrial Development
Authority, Headquarters
Facilities Revenue (American
Academy of Otolaryngology-Head
and Neck Surgery Foundation,
Inc.) (LOC; Bank of America)	0.11	6/7/14	6,310,000	[a]	6,310,000
Lynchburg Redevelopment
and Housing Authority,
Housing Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Trust)	0.16	6/7/14	5,900,000	[a]	5,900,000
Washington—.6%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.13	6/7/14	2,700,000	[a]	2,700,000
West Virginia—.4%
West Virginia School Building
Authority, Capital Improvement
Revenue, Refunding	5.00	7/1/14	1,750,000		1,757,009
Wisconsin—4.0%
Dane County,
GO Notes (Capital Improvement)	3.00	6/1/14	630,000		630,047
Oak Creek,
GO Promissory Notes	2.00	4/1/15	2,550,000		2,587,485
PMA Levy and Aid Anticipation Note
Program, Note Participations	2.00	7/18/14	1,800,000		1,804,060

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin (continued)
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.17	6/4/14	3,000,000	3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.15	8/5/14	3,000,000	3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.16	9/4/14	5,000,000	5,000,000
Wisconsin School Districts,
Cash Flow Administration
Program Participation Notes	1.00	10/10/14	2,000,000	2,005,005

Total Investments (cost $455,316,901)			100.3%	455,316,901

Liabilities, Less Cash and Receivables			(.3%)	(1,410,284)

Net Assets			100.0%	453,906,617

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities amounted to $43,000,000 or 9.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	19.3	Utility-Water and Sewer	4.1
Industrial	12.6	County	3.9
Health Care	11.7	Special Tax	3.5
Housing	8.2	Transportation Services	3.3
Utility-Electric	6.3	Pollution Control	2.2
City	5.7	Other	9.5
Resource Recovery	5.3
State/Territory	4.7		100.3

†	Based on net assets.

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	455,316,901	455,316,901
Cash		504,439
Interest receivable		754,445
Prepaid expenses		23,188
		456,598,973
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		28,745
Payable for investment securities purchased		2,587,485
Payable for shares of Common Stock redeemed		35,068
Accrued expenses		41,058
		2,692,356
Net Assets ($)		453,906,617
Composition of Net Assets ($):
Paid-in capital		453,906,617
Net Assets ($)		453,906,617
Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		453,942,083
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Year Ended May 31, 2014

Investment Income ($):
Interest Income	701,931
Expenses:
Management fee—Note 2(a)	2,458,770
Shareholder servicing costs—Note 2(b)	308,728
Professional fees	77,057
Custodian fees—Note 2(b)	36,932
Registration fees	34,771
Directors’ fees and expenses—Note 2(c)	33,208
Prospectus and shareholders’ reports	16,321
Miscellaneous	34,754
Total Expenses	3,000,541
Less—reduction in expenses due to undertaking—Note 2(a)	(2,298,481)
Less—reduction in fees due to earnings credits—Note 2(b)	(252)
Net Expenses	701,808
Investment Income—Net, representing net increase
in net assets resulting from operations	123

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2014	2013
Operations ($):
Investment income—net	123	90
Net realized gain (loss) on investments	—	81
Net Increase (Decrease) in Net Assets
Resulting from Operations	123	171
Dividends to Shareholders from ($):
Investment income—net	(123)	(254)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	906,256,478	939,351,309
Dividends reinvested	113	221
Cost of shares redeemed	(950,102,519)	(860,886,383)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(43,845,928)	78,465,147
Total Increase (Decrease) in Net Assets	(43,845,928)	78,465,064
Net Assets ($):
Beginning of Period	497,752,545	419,287,481
End of Period	453,906,617	497,752,545

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,
	2014		2013		2012		2011	2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.001	.001
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.03		.05	.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61		.62		.64		.65	.62
Ratio of net expenses
to average net assets	.14		.23		.18		.30	.45
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.03		.05	.07
Net Assets, end of period ($ x 1,000)	453,907		497,753		419,287		476,210	508,402

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	455,316,901
Level 3—Significant Unobservable Inputs	—
Total	455,316,901
† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2014 and May 31, 2013 were as follows: tax-exempt income $123 and $90, and long-term capital gains $0 and $164, respectively.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $2,298,481 during the period ended May 31, 2014.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2014, the fund was charged $226,371 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $71,255 for transfer agency services and $3,276 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $252.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $36,932 pursuant to the custody agreement.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended May 31, 2014, the fund was charged $1,943 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $9,157 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $194,542, custodian fees $15,648, Chief Compliance Officer fees $1,472 and transfer agency fees $657, which are offset against an expense reimbursement currently in effect in the amount of $183,574.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2014, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $297,520,000 and $200,595,000, respectively.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Money Market Fund, Inc., including the statement of investments, as of May 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Money Market Fund, Inc. at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 25, 2014

The Fund 29

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended May 31, 2014 as “exempt-interest dividends” (not generally subject to regular federal income tax).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2014 calendar year on Form 1099-DIV, which will be mailed in early 2015.

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
William Hodding Carter III (79)
Board Member (1988)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Joni Evans (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Ehud Houminer (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Richard C. Leone (74)
Board Member (1980)
Principal Occupation During Past 5Years:
• Senior Fellow of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues (2011-present)
• President—The Century Foundation (1989-2011)
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (76)
Board Member (1980)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (50)
Board Member (1995)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————
Burton N. Wallack (63)
Board Member (2006)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
(1987-present)
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (76)
Board Member (1980)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 24

INTERESTED BOARD MEMBER

Gordon J. Davis (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member

The Fund 33

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director– Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

The Fund 35

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,594 in 2013 and $32,226 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2013 and $6,120 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,040 in 2013 and $4,249 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $0 in 2014. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $200,000 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $49,714,645 in 2013 and $40,974,357 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21-, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 21-, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)